UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1537

                          STERLING CAPITAL CORPORATION
               (Exact name of registrant as specified in charter)

                 100 Wall Street, 11th Floor New York, NY 10005
             (Address of principal executive offices) (Zip code)

                            Michael Carey, Treasurer
                 100 Wall Street, 11th Floor New York, NY 10005
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 980-3360

Date of fiscal year end: 12/31/2005

Date of reporting period: 6/30/2005

Item 1.  Reports to Stockholders.

      The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                          STERLING CAPITAL CORPORATION
                  Report for the Six Months Ended June 30, 2005


                                    OFFICERS

   Wayne S. Reisner ................. President
   Michael Carey .................... Vice President, Secretary and Treasurer


                                   DIRECTORS

    Jay Eliasberg (1)                                      Nathan Kingsley (1)
    Arthur P. Floor (1)                                    Archer Scherl (1)
                                 Jeffrey Scheuer


  Transfer Agent and Registrar                               Custodian

 Registrar and Transfer Company                            Citibank, N.A.
      10 Commerce Drive                                     120 Broadway
   Cranford, New Jersey 07016                        New York, New York  10271

          Auditors                                            Counsel

 Tardino Tocci & Goldstein LLP                             Skadden, Arps,
     The Chanin Building                             Slate, Meagher & Flom LLP
122 East 42nd Street Suite 1518                            Four Times Square
    New York, New York 10168                           New York, New York 10036



(1) Member of the Audit Committee

                          STERLING CAPITAL CORPORATION
                                 100 Wall Street
                              New York, N.Y. 10005


August 17, 2005

To our Shareholders:


      We enclose a report of our Corporation's operations for the six months ended June 30, 2005. The unaudited net asset value per share of the Corporation's Common Stock as at June 30, 2005 was $7.29, as compared with its audited net asset value at December 31, 2004 of $7.47 per share. As at August 16, 2005 the unaudited net asset value per share was approximately $7.37. As at June 30, 2005 and August 16, 2005 the closing sales price for shares of the Corporation's Common Stock on the American Stock Exchange was $7.00 and $7.00, respectively. Thus, as at June 30, 2005 and August 16, 2005 the market price for the Corporation's shares represented discounts of approximately 4% and 5%, respectively, from the Corporation's net asset values at such dates.

      On May 16, 2005, the Corporation's Board of Directors approved a sale of substantially all of the assets of the Corporation to The Gabelli Equity Trust, Inc. in exchange for shares of common stock of The Gabelli Equity Trust, Inc. and the subsequent distribution of such common stock to shareholders in connection with the liquidation of the Corporation. The transaction is subject to the approval of the Corporation's shareholders. A special meeting of shareholders of Sterling Capital Corporation is scheduled to be held at 11:00 a.m., Eastern time, on September 12, 2005 at the offices of Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, New York 10036. You will receive a proxy statement/prospectus describing the transaction and soliciting your vote in connection with the transaction under separate cover.

      As of July 1, 2005, the Corporation has moved its offices to 100 Wall Street, New York, NY 10005.


Very truly yours,

/s/ Wayne S. Reisner

Wayne S. Reisner
President

                          STERLING CAPITAL CORPORATION
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2005
                                   (Unaudited)

                                                      Number of     Market Value
                                                       Shares         (Note A)
                                                     ----------      ----------
Common Stocks - 38.61% of net assets
Financial Services - 11.01%
 MetLife Inc. ..................................         10,000      $  449,400
 J.P. Morgan Chase & Co ........................         10,000         353,200
 The St Paul Travelers Cos. Inc. ...............          8,668         342,646
 KeyCorp .......................................         10,000         331,500
 Allstate Corp. ................................          5,000         298,750
 Citigroup Inc. ................................          5,000         231,150
                                                                     ----------
                                                                     $2,006,646
                                                                     ----------

Real Estate and
Real Estate Investment Trusts - 6.02%
 Camden Property Trust .........................         10,000      $  537,500
 Equity Residential ............................         10,950         403,179
 Amli Residential Properties Trust .............          5,000         156,300
                                                                     ----------
                                                                     $1,096,979
                                                                     ----------

Telecommunication and Media - 4.70%
 Nokia Corp ADR ................................         15,000      $  249,600
 Viacom Inc Cl A ...............................          6,000         193,320
 Verizon Communications ........................          5,060         174,823
 Time Warner Inc. * ............................          9,000         150,390
 Tribune Co. ...................................          2,500          87,950
                                                                     ----------
                                                                     $  856,083
                                                                     ----------

Technology - 4.42%
 Check Point Software Technologies * ...........         10,000      $  198,300
 Cisco Systems Inc. * ..........................         10,000         190,800
 Advanced Micro Devices, Inc. * ................         10,000         173,400
 Falconstor Software Inc. * ....................         25,100         163,903
 Intel Corp. ...................................          3,000          78,060
                                                                     ----------
                                                                     $  804,463
                                                                     ----------


* Non-income producing security


         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       SCHEDULE OF INVESTMENTS - continued
                                  June 30, 2005
                                   (Unaudited)

                                                       Number of    Market Value
                                                        Shares        (Note A)
                                                      ----------     ----------

Energy - 4.19%
 Marathon Oil Corp ...............................        10,000     $  533,700
 ConocoPhillips ..................................         4,000        229,960
                                                                     ----------
                                                                     $  763,660
                                                                     ----------

Consumer Goods - 3.67%
  Newell Rubbermaid Inc. .........................        10,000     $  238,400
  Conagra Inc. ...................................        10,000        231,600
  Sara Lee Corp. .................................        10,000        198,100
                                                                     ----------
                                                                     $  668,100
                                                                     ----------

Industrial and Business Services - 1.98%
Honeywell International Inc. .....................         5,500     $  201,465
Koninklijke Philips Electronics NV Holdings ......         6,338        159,654
                                                                     ----------
                                                                     $  361,119
                                                                     ----------

Healthcare - 1.82%
 Pfizer Inc. .....................................        12,000     $  330,960
                                                                     ----------

Automotive & Transportation Services - 0.80%
 Ryder System Inc. ...............................         4,000     $  146,400
                                                                     ----------


Total common stocks  (cost $5,086,193)                               $7,034,410
                                                                     ----------


* Non-income producing security


         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       SCHEDULE OF INVESTMENTS - continued
                                  June 30, 2005
                                   (Unaudited)


                                                      Principal     Market Value
                                                       Amount        (Note A)
                                                    -----------     -----------
U.S. Government Obligations - 17.10%
 U.S. Treasury Bill due 8/25/2005 ..............    $   500,000     $   497,770
 U.S. Treasury Note 2% due 8/31/2005 ...........        500,000         499,005
 U.S. Treasury Note 5.75% due 11/15/2005 .......      1,000,000       1,008,870
 U.S. Treasury Note 5.625% due 2/15/2006 .......        500,000         506,895
 U.S. Treasury Note 4.625% due 5/15/2006 .......        300,000         302,814
 U.S. Treasury Note 3.5% due 11/15/2006 ........        300,000         299,661
                                                                    -----------
Total U.S. Government Obligations
         (cost $3,123,704) .....................                    $ 3,115,015
                                                                    -----------

Government Agencies -2.73%
 Federal Home Loan Bank
    3.06% due 4/13/2006 ........................    $   500,000     $   497,345
                                                                    -----------
Total Government Agencies (cost $500,000) ......                    $   497,345
                                                                    -----------

Corporate Bonds and Notes - 2.20%
 Ford Motor Co. 7.6% note due 8/1/2005 .........    $   400,000     $   400,896
                                                                    -----------
Total corporate bonds and notes
         (cost $408,220) .......................                    $   400,896
                                                                    -----------


Total Investments (cost $9,118,117) ............                    $11,047,666
                                                                    ===========


* Non-income producing security


         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2005
                                   (Unaudited)

                                     ASSETS
Investment in securities, at value
    (identified cost $9,118,117) (Note A) ......................   $ 11,047,666
Cash ...........................................................      7,136,771
Investment in real estate (cost $100,000) (Note A) .............         10,000
Receivables:
    Dividends and interest .....................................         70,394
Prepaid Interest ...............................................          1,912
Prepaid Insurance ..............................................          1,167
                                                                   ------------
Total assets ...................................................   $ 18,267,910
                                                                   ------------

                                   LIABILITIES

Payables:
    Accrued expenses and other liabilities .....................   $     49,222
                                                                   ------------
Total liabilities ..............................................   $     49,222
                                                                   ------------


Total Net Assets ...............................................   $ 18,218,688
                                                                   ============


                                   NET ASSETS

Common Stock, authorized 10,000,000 shares,
    outstanding 2,500,000 shares, $1 par value each ............   $  2,500,000
Paid in capital ................................................     17,701,668
Excess of distributions over accumulated net investment loss ...     (6,971,214)
Excess of net realized gain on investments over distributions ..      3,148,686
Net unrealized appreciation of investments .....................      1,839,548
                                                                   ------------

Net assets .....................................................   $ 18,218,688
                                                                   ============

Net assets per outstanding share ...............................   $       7.29
                                                                   ============


         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                             STATEMENT OF OPERATIONS
                     For the Six Months ended June 30, 2005
                                   (Unaudited)

Investment income:
    Interest .......................................................  $ 143,717
    Dividends ......................................................    103,598
                                                                      ---------
  Total investment income ..........................................  $ 247,315
                                                                      ---------

 Expenses (Notes C and D):
    Insurance ......................................................   $113,574
    Legal, audit and professional fees .............................     63,072
    Officers' salaries .............................................     46,500
    Directors' fees and expenses ...................................     31,097
    Transfer agent and registrar fees ..............................     15,173
    American Stock Exchange listing fee ............................     15,000
    Equipment rentals ..............................................     12,099
    Office salaries ................................................     12,050
    Payroll taxes, fees and employee benefits ......................     10,929
    Rent and Electric ..............................................     10,893
    Custodian fees and expenses ....................................      9,363
    Federal, state and local taxes .................................      2,583
    Miscellaneous ..................................................        540
                                                                      ---------
    Total expenses .................................................  $ 342,873
                                                                      ---------

Net investment loss ................................................  $ (95,558)
                                                                      ---------


                                   (continued)


         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                        STATEMENT OF OPERATIONS-continued
                     For the Six Months ended June 30, 2005
                                   (Unaudited)


Net investment loss (from previous page) ........................   $   (95,558)
                                                                    -----------

Net gain (loss) on investments (Notes A and B):
     Realized gain from securities transactions:
      Proceeds from sales .......................................     2,909,630
      Cost of securities sold ...................................     2,399,787
                                                                    -----------
      Net realized gain .........................................       509,843
                                                                    -----------

    Unrealized appreciation of investments:
    Beginning of period .........................................     2,701,810
    End of period ...............................................     1,839,548
                                                                    -----------
    Net decrease in unrealized appreciation .....................      (862,262)
                                                                    -----------

Net realized gain and unrealized loss on investments ............      (352,419)
                                                                    -----------

Net decrease in net assets resulting from operations ............   $  (447,977)
                                                                    ===========


         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       STATEMENT OF CHANGES IN NET ASSETS
               For the six months ended June 30, 2005 (unaudited)
                              and December 31, 2004

                                                           Six Months
                                                             ended          Year Ended
                                                            June 30,       December 31,
                                                              2005             2004
                                                          ------------     ------------
From investment activities:
  Net investment income (loss) ........................   $    (95,558)    $   (157,801)
  Net realized gain (loss) from securities transactions        509,843          818,175
  Net increase (decrease) in unrealized appreciation ..       (862,262)            (963)
                                                          ------------     ------------

Increase (Decrease) in net assets derived from
  investment activities ...............................       (447,977)         659,411

Net Assets:
  Beginning of year ...................................     18,666,665       18,007,254
                                                          ------------     ------------

  End of period .......................................   $ 18,218,688*    $ 18,666,665*
                                                          ============     ============


* includes excess of distributions over accumulated net investment loss of ($6,875,656) at December 31, 2004 and ($6,971,214) at June 30, 2005.


         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2005
                                   (Unaudited)

Note A - Significant Accounting Policies

      Sterling Capital Corporation (the "Corporation") (formerly known as The Value Line Development Capital Corporation) is registered under the Investment Company Act of 1940, as amended (the "Act"), and is a diversified, closed-end investment company. The Corporation operates exclusively as an internally managed investment company whereby its own officers and employees, under the general supervision of its Board of Directors, conduct its operations. The following is a summary of significant accounting policies consistently followed, in all material respects, by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(1) Security Valuation

      Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Investments in real estate are valued at fair value as determined by the Board of Directors.

(2) Federal Income Taxes

      The Corporation's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders.

      The Corporation for the fiscal year ending December 31, 2005 will probably be a "personal holding company" under the Code, since five or fewer shareholders own directly or indirectly more than 50% in value of the Corporation's outstanding stock, and more than 60% of the Corporation's adjusted ordinary income will probably be "personal holding company income". As a personal holding company, the Corporation will be subject to penalty taxes unless it distributes to its shareholders an amount at least equal to its otherwise undistributed personal holding company income, net of appropriate deductions applicable thereto. It is anticipated that the Corporation will not have any undistributed personal holding company income for the year ended December 31, 2005. Personal holding company income does not include the excess, if any, of net realized long-term capital gains over net realized short-term capital losses, less any Federal income tax attributable to such excess. The Corporation has considered methods of minimizing the possible tax impact of being a personal holding company, and if appropriate, will make sufficient distributions to shareholders so that the Corporation will not be subject to such penalty tax.

      At December 31, 2004, the Corporation had a net capital loss carryforward, which may be used to offset future capital gains, of $582,509. This carryforward expires in 2011.

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2005
                                   (Unaudited)

(3) Securities Transactions Valuation

      Securities transactions are accounted for on the date the securities are purchased or sold (trade date), dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Gains and losses from securities transactions were computed on the identified cost basis.

(4) Distributions to Shareholders

      Dividends to shareholders are recorded on the dividend declaration date.

(5) Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note B - Securities Transactions

      The following summarizes all securities transactions by the Corporation for the six months ended June 30, 2005:

Purchases (excludes $2,415,747 of U.S. Treasury
                 obligations and $408,220 of Corporate Bonds) ....   $  796,352
Sales (excludes $891,160 of U.S. Treasury obligations
                 and $504,540 of Corporate Bonds) ................   $1,004,087

      Net realized gain and unrealized loss on investments for the six months ended June 30, 2005 was ($352,419). This amount represents the net increase in value of investments held during the period. The components are as follows:

Long transactions ................................................   ($ 352,419)
Net realized gain and unrealized loss on investments .............   ($ 352,419)
                                                                     ==========

      As of June 30, 2005 gross unrealized appreciation and (depreciation) of the corporation's securities portfolio were as follows:

Unrealized appreciation ..........................................   $2,112,700
Unrealized depreciation ..........................................     (273,152)
                                                                     ----------
Net unrealized appreciation ......................................   $1,839,548
                                                                     ==========

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2005
                                   (Unaudited)

Note C - Rent

      Prior to June 30, 2005, the Corporation sublet a portion of office space at 635 Madison Avenue, New York, NY, from Windy Gates Corporation ("Windy Gates"), a corporation controlled by Jeffrey Scheuer and members of his family. The term of the Windy Gates lease expired on June 30, 2005. The term of the sublease to the Corporation expired on June 30, 2005. The annual rental obligation of these premises was allocated between the Corporation and Windy Gates on the basis of each such party's use of this space. The Corporation's current expense for this space through June 30, 2005 was approximately $11,000.

Note D - Other Transactions with Affiliates

      Aggregate remuneration paid or accrued by the Corporation for the six months ended June 30, 2005 to certain persons who were "affiliated persons" within the meaning of the Act, was as follows:

                Officers' salaries ...................   $46,500
                Directors' fees ......................    30,000

      Incident to the sublease arrangements for office space at 635 Madison Avenue that were in effect prior to June 30, 2005 referred to in Note C above, Walter Scheuer's estate and the Corporation, have allocated certain of the expenses incurred in connection with each of such party's use of various services located thereat, including office equipment and secretarial, administrative and internal accounting personnel. For the six months ended June 30, 2005, Walter Scheuer's estate and the Corporation paid or accrued approximately $179,300 and $16,800, respectively, in connection with the allocation of expenses incurred with respect to the use of such services. In addition, during the period certain persons who are also officers of the Corporation rendered services to the estate of Walter Scheuer personally for which they received compensation from Mr. Scheuer.

Note E - Other Events

      On May 16th 2005, the Board of Directors approved a plan of reorganization providing for (a) the transfer of substantially all of the assets of Sterling Capital Corporation (other than a reserve of $250,000 in cash set aside to pay the Corporation's known and contingent expenses in connection with its dissolution and liquidation) to The Gabelli Equity Trust Inc. in exchange solely for shares of The Gabelli Equity Trust common stock and cash in lieu of fractional shares of The Gabelli Equity Trust Common Stock, (b) the assumption by The Gabelli Equity Trust of the Stated Liabilities of Sterling Capital Corporation, and (c) the distribution of The Gabelli Equity Trust common Stock to the Sterling Capital shareholders, followed by the termination, dissolution and complete liquidation of Sterling Capital Corporation. This transaction is subject to the approval of Sterling Capital Corporation's shareholders. A proxy/prospectus detailing the transaction will be mailed to shareholders of record at the close of business on August 22, 2005.

                          STERLING CAPITAL CORPORATION
                              FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding throughout each period:



                                             Six Months                      Year Ended December 31
                                               ended                         ----------------------
                                            June 30, 2005     2004        2003        2002        2001       2000
                                                              ----        ----        ----        ----       ----
                                           (Unaudited)(1)                          (Audited)
                                           --------------                          ---------
Net asset value, beginning of period .....   $     7.47     $  7.20     $  6.37     $  8.10     $  8.42     $  8.97
                                             ----------     -------     -------     -------     -------     -------

Net investment income (loss) .............         (.04)       (.06)       (.05)         --         .10         .09

Net realized gain (loss) and increase
(decrease) in unrealized appreciation ....         (.14)        .33         .88       (1.69)        .14        (.05)
                                             ----------     -------     -------     -------     -------     -------

Total from investment operations .........         (.18)        .27         .83       (1.69)        .24         .04
                                             ----------     -------     -------     -------     -------     -------

Distributions of net investment income ...           --          --          --        (.01)       (.13)       (.08)
Distributions of net realized
capital gains ............................           --          --          --        (.03)       (.43)       (.51)
                                             ----------     -------     -------     -------     -------     -------

Total distributions ......................           --          --          --        (.04)       (.56)       (.59)
                                             ----------     -------     -------     -------     -------     -------

Net asset value, end of period ...........   $     7.29     $  7.47     $  7.20     $  6.37     $  8.10     $  8.42
                                             ==========     =======     =======     =======     =======     =======

Net asset value Total Return .(2) ........         (2.4%)       3.8%       13.0%      (20.9%)       2.9%        0.5%
                                             ==========     =======     =======     =======     =======     =======

Market Value, end of period .(2) .........   $     7.00     $  5.70     $  5.35     $  4.97     $  5.35     $  6.25
                                             ==========     =======     =======     =======     =======     =======

Total Investment Return  .(2) ............         22.8%        6.5%        7.6%       (6.3%)      (5.5%)       3.3%
                                             ==========     =======     =======     =======     =======     =======

Net asset value, end of period (in 000's)    $   18,219     $18,667     $18,007     $15,928     $20,239     $21,057

Ratio of expenses to average net assets ..          1.9%        2.6%        2.7%        2.7%        2.2%        2.4%

Ratio of net investment income to
average net assets .......................          (.5%)       (.9%)       (.8%)        .1%        1.2%        1.0%


Portfolio turnover .......................           10%         18%         47%         30%         38%         49%


Number of shares outstanding at end
of each period (in 000's) ................        2,500       2,500       2,500       2,500       2,500       2,500


(1) Not annualized
(2) Unaudited

Supplemental Information (Unaudited)

      The Directors and Officers of the Corporation, their ages and positions with the Corporation, and their principal occupations during the past five years are as follows:

-----------------------------------------------------------------------------------------------------------------------------------

                                                       Independent Directors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                           Positions Held         Term of             Principal       Portfolios in Fund           Other
          Name,               with the      Office** and Length     Occupation(s)      Complex Overseen    Directorships held by
     Address* and Age       Corporation       of Time Served     During Past 5 Years    by Director***            Director
-----------------------------------------------------------------------------------------------------------------------------------

Jay Eliasberg             Director         Director since 1980   Private                       1          None
85                                                               Investor (1)
-----------------------------------------------------------------------------------------------------------------------------------

Arthur P. Floor           Director         Director since 1980   Energy                        1          None
81                                                               Consultant (2)
-----------------------------------------------------------------------------------------------------------------------------------

Nathan Kingsley           Director         Director since 1984   President, Total              1          None
78                                                               Communications
                                                                 International, a
                                                                 media consulting
                                                                 firm (3)
-----------------------------------------------------------------------------------------------------------------------------------

Archer Scherl             Director         Director since 1994   Private                       1          None
73                                                               Investor (4)
-----------------------------------------------------------------------------------------------------------------------------------

      * The address of each of the directors is c/o Sterling Capital Corporation, 100 Wall Street, New York, New York 10005.
      ** Each director serves for a term of one year and until his successor is duly elected and qualified.
      *** The Corporation is the only investment company overseen by the directors.


(1) Mr. Eliasberg has been a private investor for more than the past five years.
(2) Mr. Floor has held his present position for more than the past five years.
(3) Mr. Kingsley has held his present position for more than the past five years.
(4) Mr. Scherl has been a private investor for more than the past five years.

-----------------------------------------------------------------------------------------------------------------------------
                                                 Interested Director and Officers
-----------------------------------------------------------------------------------------------------------------------------

                                             Term of                                   Number of
        Name,          Positions Held     Office** and           Principal         Portfolios in Fund          Other
  Address* and Age        with the       Length of Time        Occupation(s)        Complex Overseen   Directorships held by
                         Corporation         Served         During Past 5 Years      by Director***          Director
-----------------------------------------------------------------------------------------------------------------------------
Jeffrey Scheuer       Director          Director since    Writer and Private                1          None
52 ****                                 December 2004     Investor (1)
-----------------------------------------------------------------------------------------------------------------------------

Wayne S. Reisner      President         (2)               (2)                              N/A         (2)
55
-----------------------------------------------------------------------------------------------------------------------------

Michael Carey         Vice President,   (3)               (3)                              N/A         None
38                    Secretary and
                      Treasurer
-----------------------------------------------------------------------------------------------------------------------------

* The address of each of the directors is c/o Sterling Capital Corporation, 100 Wall Street, New York, New York 10005.

** Each director serves for a term of one year and until his successor is duly elected and qualified.

***   The Corporation is the only investment company overseen by the director.

**** Mr. Scheuer, together with members of the Scheuer family, may be deemed to be controlling shareholders of the Corporation and Mr. Scheuer may be deemed an "interested person" of the Corporation as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").


(1) Mr. Scheuer has been a private investor and writer for more than the past five years.

(2) Mr. Reisner has been President since March 1993. Mr. Reisner was Executive Vice President of the Corporation from July 1988 to March 1993 and was Vice President from November 1985 to July 1988. Mr. Reisner has been employed by the Corporation since August 1985. Mr. Reisner was also a Vice President and a Director of Windy Gates from March 1993 to August 2004. Mr. Reisner has been a Director and President of Winterset Management Corporation (formerly known as Manchester Capital Corporation) since December 1988 and March 1989, respectively. Mr. Reisner was a director of Carret and Company LLC from June 2002 until May 2004. Mr. Reisner has been President of Carret Asset Management, LLC since May 2004.

(3) Mr. Carey has been Vice President since July 1999. Mr. Carey has been Secretary and Treasurer of the Corporation since September 2002 and October 1997, respectively. Mr. Carey has been employed by the Corporation since February 1995.


Proxy Voting Policies and Procedures

      The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and information regarding how the Corporation voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 are available without charge, upon request, by calling toll free 1-800-949-3456 or on the Securities and Exchange Commissions website at http://www.sec.gov.
           ------------------

Schedule of Portfolio Holdings on Form N-Q

      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Form N-Q filings are available on the Commission's website at http://www.sec.gov. The Registrant's Form N-Q may be
                        ------------------
reviewed and copied at the Commission's Public Reference Room in Washington, DC and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. It is also available without charge, upon request, by calling toll free 1-800-949-3456.

--------------------------------------------------------------------------------

                                 PRIVACY POLICY
                                 --------------


      The Sterling Capital Corporation (the "Corporation") respects the rights of its shareholders to privacy. However, to conduct and process its shareholder's business in an accurate and efficient manner, the Corporation may collect certain information about its shareholders. Generally, the Corporation does not receive any non-public personal information relating to its shareholders, although certain non-public personal information may become available to the Corporation. The Corporation does not disclose any information about its shareholders except to its affiliates, service providers (like the Corporation's transfer agent) and as otherwise permitted by law. To protect shareholders' personal information, the Corporation only permits access to personal information by its authorized representatives. The Corporation also maintains procedural safeguards to guard the personal information of shareholders.

--------------------------------------------------------------------------------

Item 2.  Code of Ethics.

         Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

         Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

         Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

         The schedule of investments in securities of unaffiliated issuers is included in the Registrant's report to stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Neither the Registrant nor any "affiliated purchaser" had any reportable purchases of the Registrant's equity securities.


Item 10. Submission of Matters to a Vote of Security Holders.

         The Registrant has made no material changes to procedures by which shareholders may recommend nominees to the registrant's board of directors.


Item 11. Controls and Procedures.

         (a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

         (b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 12.  Exhibits.

(a)(1) Code of Ethics - Not applicable for semi-annual reports.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STERLING CAPITAL CORPORATION

By: /s/ Wayne S. Reisner
    --------------------
Name: Wayne S. Reisner
Title: President
Date: August 26, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wayne S. Reisner
    --------------------
Name: Wayne S. Reisner
Title:   Chief Executive Officer
Date: August 26, 2005

By: /s/ Michael J. Carey
    --------------------
Name: Michael J. Carey
Title:   Chief Financial Officer
Date: August 26, 2005